Securities - Summary of securities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Securities [Line Items]
Securities	¥ 1,736,835	¥ 1,075,748
Payment Segment
Securities [Line Items]
Securities	65,612	35,953
Financial Service Segment
Securities [Line Items]
Securities	1,671,223	1,039,795
Japanese Government Securities
Securities [Line Items]
Securities	713,244	329,062
Japanese Government Securities | Payment Segment
Securities [Line Items]
Securities	65,612	35,953
Corporate and Other Debt Securities | Financial Service Segment
Securities [Line Items]
Securities	416,121	295,707
Asset Backed Securities | Financial Service Segment
Securities [Line Items]
Securities	337,685	282,333
Exchange Traded Funds | Financial Service Segment
Securities [Line Items]
Securities	202,879	132,509
Equity Securities | Financial Service Segment
Securities [Line Items]
Securities	¥ 1,294	¥ 184